UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/13

Item 1. Schedule of Investments.

Geier Strategic Total Return Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 5.76%

Materials - 5.76%
Agnico-Eagle Mines Ltd.	10,000	$284,100
Freeport-McMoRan Copper & Gold, Inc.	10,000	282,800
Pan American Silver Corp.	35,000	446,600
Yamana Gold, Inc.	20,000	210,000

TOTAL COMMON STOCKS (Cost $1,611,299)		1,223,500

Mutual Funds - 6.08%

Central Fund of Canada, Ltd. - Class A (a) (e)	90,000	1,291,500

TOTAL MUTUAL FUNDS (Cost $1,826,947)		1,291,500

	Principal Amount
Corporate Bonds - 13.16%

Ally Financial, Inc., 7.125%, 10/15/2017	$250,000	250,385
AngloGold Holdings PLC, 5.125%, 08/01/2022 (f)	200,000	159,581
Federal Farm Credit Bank, 5.875%, 08/16/2021	250,000	250,536
General Electric Capital Corp., 0.471%, 01/08/2016 (b)	250,000	248,899
Lincoln National Corp., 7.000%, 05/17/2066 (b)	250,000	258,750
Macy’s Retail Holdings, Inc., 7.450%, 10/15/2016	500,000	582,030
SLM Corp., 1.595%, 11/1/2016 (b)	300,000	285,246
Tyson Foods, Inc., 6.600%, 04/01/2016	350,000	395,208
Whirlpool Corp., 6.500%, 06/15/2016	325,000	367,202

TOTAL CORPORATE BONDS (Cost $2,764,812)		2,797,837

Municipal Bonds - 40.15%

Carroll County Water Authority, 3.000%, 07/01/2015	60,000	62,363
City of Alexandria, LA, 1.095%, 06/01/2015	300,000	300,135
City of Denton, TX, 5.000%, 02/15/2021	560,000	642,018
City of Edgewood, WA, 3.900%, 12/01/2019	280,000	305,631
City of Garland, TX, 4.375%, 02/15/2025	100,000	106,642
City of San Antonio, TX, 5.000%, 08/01/2014	100,000	104,719
Colorado Housing & Finance Authority, 1.095%, 05/01/2014 (b)	100,000	100,216
County of Bertie, NC, 1.000%, 11/01/2013	200,000	200,224
County of Bertie, NC, 2.000%, 11/01/2014	200,000	203,376
County of Bertie, NC, 2.000%, 11/01/2016	35,000	35,808
County of Bertie, NC, 2.000%, 11/01/2017	35,000	35,672
County of Bertie, NC, 2.000%, 11/01/2018	50,000	50,798
County of Douglas, MN, 3.000%, 08/01/2013	250,000	250,000
County of Mahoning OH, 5.500%, 12/01/2025	75,000	79,103
County of Maury, TN, 3.000%, 04/01/2016	530,000	557,422
County of New Hanover, NC, 4.000%, 12/01/2018	190,000	213,482
County of Wayne MI, 9.250%, 12/01/2025	250,000	272,645
Florida State Board of Governors, 4.000%, 07/01/2018	260,000	284,817
Georgia State Road & Tollway Authority, 5.000%, 06/01/2016	100,000	111,073
Indiana Bond Bank, 5.790%, 01/15/2025	250,000	262,347
Louisiana State University & Agricultural & Mechanical College, 4.000%, 07/01/2014	100,000	103,214
Maryland State Transportation Authority, 5.000%, 07/01/2017	400,000	457,820
Medical Center Educational Building Corp., 3.000%, 06/01/2015	100,000	103,381
Metropolitan Nashville Airport Authority, 6.793%, 07/01/2029	130,000	137,933
North Texas Municipal Water District, 3.250%, 06/01/2015	50,000	52,183
South Carolina State Public Service Authority, 5.000%, 01/01/2019	510,000	594,839
State of Louisiana, 5.000%, 05/01/2019	300,000	353,187
State of Mississippi, 3.000%, 11/01/2018	250,000	267,257
State of North Carolina, 4.000%, 06/01/2016	100,000	103,095
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2014	175,000	184,877
Texas Tech University, 5.000%, 08/15/2020	535,000	629,000
University of Arkansas, 3.000%, 12/01/2023	340,000	324,374
University of South Carolina, 5.000%, 05/01/2025	325,000	360,194
Utah State Board of Regents, 4.000%, 04/01/2019	305,000	336,943
Vermont State Colleges, 6.101%, 07/01/2025	310,000	324,003
Virginia Public Building Authority, 5.500%, 08/01/2027	20,000	22,290

TOTAL MUNICIPAL BONDS (COST $8,647,992)		8,533,081

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Principal Amount	Fair Value
U.S. Government Securities - 11.78%

U.S. Treasury Bonds, 6.125%, 08/15/2029	$250,000	$342,031
U.S. Treasury Bonds, 8.750%, 05/15/2020	1,500,000	2,161,055

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,332,130)		2,503,086

Mortgage Backed Securities - 4.73%

Countrywide Alternative Loan Trust, 0.480%, 05/25/2034 (b)	443,683	407,402
Credit Suisse First Boston Mortgage Securities Corp., 2.633%, 10/25/2033 (b)	192,578	180,124
Freddie Mac REMICS, 0.000%, 06/15/2036 (b)	30,263	28,992
Morgan Stanley Mortgage Loan Trust, 2.608%, 10/25/2034 (b)	224,595	225,681
Structured Asset Securities Corp., 2.532%, 04/25/2033 (b)	166,451	162,863

TOTAL MORTGAGE BACKED SECURITIES (Cost $973,947)		1,005,062

	Shares
Exchange-Traded Funds - 5.51%

Sprott Physical Gold Trust (c) (e)	50,000	550,750
Sprott Physical Platinum and Palladium Trust (c) (e)	25,000	227,500
Sprott Physical Silver Trust (c) (e)	50,000	393,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,688,184)		1,171,250

Preferred Stocks - 1.18%

Public Storage, 6.350%, callable 07/26/2016	10,000	252,100

TOTAL PREFERRED STOCKS (Cost $250,000)		252,100

Money Market Securities - 11.08%

Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% (d)	2,356,080	2,356,080

TOTAL MONEY MARKET SECURITIES (Cost $2,356,080)		2,356,080

TOTAL INVESTMENTS (Cost $22,451,391) - 99.43%		$21,133,496

Other assets less liabilities - 0.57%		121,475

TOTAL NET ASSETS - 100.00%		$21,254,971

(a)	Closed-end Fund.
(b)	Variable rate security; the coupon rate shown represents the rate at July 31, 2013.
(c)	Non-income producing.
(d)	Variable rate security; the rate shown represents the 7-day yield at July 31, 2013.
(e)	Passive foreign investment company.
(f)	Foreign corporate bond denominated in U.S. dollars.

Tax Related - As of July 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	145,938
Unrealized depreciation	(1,645,414)

Net unrealized appreciation (depreciation)	$(1,499,476)

Aggregate cost of securities for income tax purposes	$22,632,972

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments

July 31, 2013

(Unaudited)

Security Transactions and Related Income - The Geier Strategic Total Return Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, closed-end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments – continued

July 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,223,500	$—	$—	$1,223,500
Mutual Funds	1,291,500	—	—	1,291,500
Corporate Bonds	—	2,797,837	—	2,797,837
Municipal Bonds	—	8,533,081	—	8,533,081
U.S. Government Securities	—	2,503,086	—	2,503,086
Mortgage Backed Securities	—	1,005,062	—	1,005,062
Exchange-Traded Funds	1,171,250	—	—	1,171,250
Preferred Stocks	252,100	—	—	252,100
Money Market Securities	2,356,080	—	—	2,356,080

Total	$6,294,430	$14,839,066	$—	$21,133,496

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of July 31, 2013.

BRC Large Cap Focus Equity Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.72%

Consumer Discretionary - 18.53%
BorgWarner, Inc. (a)	2,413	$230,273
CBS Corp. - Class B	3,982	210,409
Gap, Inc./The	4,817	221,100
Home Depot, Inc./The	2,626	207,533
PVH Corp.	1,532	201,902
Starwood Hotels & Resorts Worldwide, Inc.	2,819	186,477

		1,257,694

Consumer Staples - 6.33%
CVS Caremark Corp.	3,506	215,584
Kroger Co./The	5,441	213,668

		429,252

Energy - 8.97%
Denbury Resources, Inc. (a)	10,661	186,567
EOG Resources, Inc.	1,450	210,960
Murphy Oil Corp.	3,119	211,219

		608,746

Financials - 17.76%
Discover Financial Services	4,009	198,486
Fifth Third Bancorp	11,083	213,126
JPMorgan Chase & Co.	3,624	201,966
MetLife, Inc.	4,028	195,036
Prudential Financial, Inc.	2,541	200,663
Travelers Companies, Inc./The	2,341	195,591

		1,204,868

Health Care - 9.01%
Humana, Inc.	2,211	201,776
Mylan, Inc. (a)	6,120	205,387
WellPoint, Inc.	2,385	204,061

		611,224

Industrials - 12.55%
Northrop Grumman Corp.	2,285	210,357
Raytheon Company	2,992	214,945
Ryder System, Inc.	3,479	215,141
Snap-on, Inc.	2,231	211,610

		852,053

BRC Large Cap Focus Equity Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.72% - continued

Information Technology - 14.35%
Cisco Systems, Inc.	7,569	$193,388
SanDisk Corp. (a)	3,250	179,140
Texas Instruments, Inc.	5,268	206,506
Visa, Inc. - Class A	1,082	191,525
Yahoo!, Inc. (a)	7,224	202,922

		973,481

Materials - 5.82%
LyondellBasell Industries NV - Class A	2,826	194,174
Westlake Chemical Corp.	1,930	200,759

		394,933

Telecmmunication Services - 2.70%
Verizon Communications, Inc.	3,707	183,422

Utilities - 2.70%
Public Service Enterprise Group, Inc.	5,431	183,513

TOTAL COMMON STOCKS (Cost $6,271,735)		6,699,186

Money Market Securities - 1.49%
Fidelity Institutional Money Market Portfolio - Institutional shares, 0.11% (b)	100,822	100,822

TOTAL MONEY MARKET SECURITIES (Cost $100,822)		100,822

TOTAL INVESTMENTS (Cost $6,372,557) - 100.21%		$6,800,008

Liabilities in excess of other assets - (0.21%)		(14,203)

TOTAL NET ASSETS - 100.00%		$6,785,805

(a)	Non-income producing.
(b)	The rate shown represents the seven day yield at July 31, 2013.

Tax related: At July 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$463,370
Unrealized depreciation	(35,919)

Net unrealized appreciation	$427,451

Aggregate cost of securities for income tax purposes	$6,372,557

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments

July 31, 2013

(Unaudited)

Security Transactions and Related Income - The BRC Large Cap Focus Equity Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments – continued

July 31, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,699,186	$—	$—	$6,699,186
Money Market Securities	100,822	—	—	100,822

Total	$6,800,008	$—	$—	$6,800,008

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. During the fiscal period ended July 31, 2013, there were no transfers between levels.

Granite Value Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 97.90%

Consumer Discretionary - 17.82%
Bed Bath & Beyond, Inc. (a)	3,550	$271,468
Coach, Inc.	4,360	231,647
Comcast Corp. - Class A	5,390	242,981
Foot Locker, Inc.	7,250	261,943
General Motors Co. (a)	9,890	354,754
TRW Automotive Holdings Corp. (a)	3,500	256,585

		1,619,378

Consumer Staples - 11.31%
Coca-Cola Co. / The	6,150	246,492
Tesco PLC (b)	15,870	266,933
Unilever PLC (b)	6,520	264,908
Wal-Mart Stores, Inc.	3,210	250,187

		1,028,520

Energy - 15.86%
Apache Corp.	3,165	253,991
Exxon Mobil Corp.	3,040	285,000
QEP Resources, Inc.	7,205	219,680
Southwestern Energy Co. (a)	6,540	253,687
Ultra Petroleum Corp. (a)	11,755	254,496
Unit Corp. (a)	3,875	174,685

		1,441,539

Financials - 15.16%
Alleghany Corp. (a)	605	244,347
American Express Co.	2,765	203,974
American International Group, Inc. (a)	5,550	252,580
Berkshire Hathaway, Inc. - Class B (a)	2,355	272,874
Goldman Sachs Group, Inc. / The	1,310	214,879
JPMorgan Chase & Co.	3,405	189,761

		1,378,415

Health Care - 11.31%
Humana, Inc.	2,880	262,829
Johnson & Johnson	2,590	242,165
Sanofi (b)	4,795	246,847
UnitedHealth Group, Inc.	3,785	275,737

		1,027,578

Industrials - 11.79%
Boeing Co. / The	2,530	265,903
FedEx Corp.	2,550	270,300
Kennametal, Inc.	6,240	270,442
Lockheed Martin Corp.	2,205	264,865

		1,071,510

See accompanying notes which are an integral part of these financial statements.

Granite Value Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 97.90% - continued

Information Technology - 11.86%
Accenture PLC - Class A
Apple, Inc.	680	$307,700
Cisco Systems, Inc.	10,385	265,337
Microsoft Corp.	7,595	241,749
Western Union Co.	14,670	263,473

		1,078,259

Utilities - 2.79%
Calpine Corp. (a)	12,675	253,627

TOTAL COMMON STOCKS (Cost $7,522,014)		8,898,826

Money Market Securities - 5.67%
Fidelity Institutional Prime Money Market Portfolio, 0.07% (c)	514,891	514,891

TOTAL MONEY MARKET SECURITIES (Cost $514,891)		514,891

TOTAL INVESTMENTS (Cost $8,036,905) - 103.57%		$9,413,717

Liabilities in excess of other assets - (3.57)%		(324,188)

TOTAL NET ASSETS - 100.00%		$9,089,529

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate security; the rate shown represents the 7-day yield at July 31, 2013.

Tax related At July 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$1,415,513
Unrealized depreciation	(38,793)

Net unrealized appreciation	$1,376,720

Aggregate cost of securities for income tax purposes	$8,036,997

See accompanying notes which are an integral part of these financial statements.

Granite Value Fund

Related Notes to the Schedule of Investments

July 31, 2013

(Unaudited)

Security Transactions and Related Income – The Granite Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – continued

July 31, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$8,898,826	$—	$—	$8,898,826
Money Market Securities	514,891	—	—	514,891

Total	$9,413,717	$—	$—	$9,413,717

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. During the fiscal period ended July 31, 2013, there were no transfers between levels.

Green Owl Intrinsic Value Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 95.03%

Consumer Discretionary - 24.09%
Bed Bath & Beyond, Inc. (a)	17,815	$1,362,313
Biglari Holdings, Inc. (a)	1,080	449,885
CarMax, Inc. (a)	25,240	1,237,770
Coach, Inc.	19,900	1,057,287
General Motors Co. (a)	30,230	1,084,350
Kohl’s Corp.	35,200	1,864,896
Lowe’s Companies, Inc.	14,265	635,934
Target Corp.	23,210	1,653,712
Walt Disney Co. / The	17,305	1,118,768

		10,464,915

Consumer Staples - 13.46%
Coca-Cola Co. / The	21,170	848,494
CVS Caremark Corp.	22,490	1,382,910
Sysco Corp.	19,140	660,521
Wal-Mart Stores, Inc.	19,315	1,505,411
Walgreen Co.	28,815	1,447,954

		5,845,290

Financials - 30.41%
American Express Co.	10,265	757,249
American International Group, Inc. (a)	28,650	1,303,861
Bank of America Corp.	91,800	1,340,280
Bank of New York Mellon Corp. / The	50,360	1,583,822
Berkshire Hathaway, Inc. - Class B (a)	27,665	3,205,544
Franklin Resources, Inc.	20,145	984,688
Goldman Sachs Group, Inc. / The	5,100	836,553
Leucadia National Corp.	41,835	1,122,433
Wells Fargo & Co.	47,750	2,077,125

		13,211,555

Health Care - 5.11%
Abbott Laboratories	17,530	642,124
Becton, Dickinson and Co.	5,705	591,723
Johnson & Johnson	10,525	984,087

		2,217,934

Industrials - 9.23%
Boeing Co. / The	8,820	926,982
Expeditors International of Washington, Inc.	26,905	1,084,810
Robert Half International, Inc.	30,785	1,146,433
United Parcel Service, Inc. (UPS) - Class B	9,820	852,376

		4,010,601

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 95.03% - continued

Information Technology - 12.73%
Accenture PLC - Class A	16,815	$1,241,115
Apple, Inc.	4,110	1,859,775
Google, Inc. - Class A (a)	1,003	890,263
International Business Machines Corp.	7,900	1,540,816

		5,531,969

TOTAL COMMON STOCKS (Cost $32,626,558)		41,282,264

Money Market Securities - 5.09%

Federated Treasury Obligations Fund, 0.01% (b)	2,210,413	2,210,413

TOTAL MONEY MARKET SECURITIES (Cost $2,210,413)		2,210,413

TOTAL INVESTMENTS (Cost $34,836,971) - 100.12%		$43,492,677

Liabilities in excess of other assets - (0.12%)		(49,872)

TOTAL NET ASSETS - 100.00%		$43,442,805

(a)	Non-income producing
(b)	Variable rate security; the rate shown represents the 7-day yield at July 31, 2013.

Tax related At July 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$8,663,612
Gross unrealized (depreciation)	(7,906)

Net unrealized appreciation (depreciation)	$8,655,706

Aggregate cost of securities for income tax purposes	$34,836,971

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

July 31, 2013

(Unaudited)

Security Transactions and Related Income - The Green Owl Intrinsic Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Writing Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. See Note 4 for additional disclosures.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains in a segregated account with its Custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$41,282,264	$—	$—	$41,282,264
Money Market Securities	2,210,413	—	—	2,210,413

Total	$43,492,677	$—	$—	$43,492,677

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended July 31, 2013.

TEAM Asset Strategy Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - Long - 61.44%

Crude Petroleum & Natural Gas - 18.72%
Encana Corp.	50,000	$876,000
EXCO Resources, Inc.	87,000	754,290

		1,630,290

Electric & Other Services - 8.78%
Exelon Corp.	25,000	764,750

Gold & Silver Ores - 19.36%
Agnico Eagle Mines Ltd.	18,000	511,380
Gold Resource Corp. (f)	62,000	492,280
Yamana Gold, Inc.	65,000	682,500

		1,686,160

Metal Mining - 3.03%
Rubicon Minerals Corp. (a)	200,000	264,000

Semiconductors & Related Devices - 9.67%
Cypress Semiconductor Corp.	66,000	842,820

Services - 1.88%
U.S. Global Investors, Inc. - Class A	60,200	163,744

TOTAL COMMON STOCKS - LONG (Cost $6,026,622)		5,351,764

Exchanged-Traded Funds - Long - 25.10%

Direxion Daily Small Cap Bear 3X Shares ETF (a)	13,000	332,280
iShares Gold Trust (a)	15,000	192,900
Market Vectors Gold Miners ETF	20,000	539,200
ProShares UltraShort Europe Fund (a)	36,000	737,640
SPDR Gold Shares (a)	3,000	383,880

TOTAL EXCHANGE-TRADED FUNDS - LONG (Cost $2,627,657)		2,185,900

Money Market Securities - 19.11%

Federated U.S. Treasury Cash Reserves, 0.00% (b)(d)	600,000	600,000
Fidelity Institutional Treasury Only Portfolio, 0.01% (d)(g)	508,261	508,261
Fidelity Institutional Treasury Only Portfolio, 0.01% (d)	556,469	556,469

TOTAL MONEY MARKET SECURITIES (Cost $1,664,730)		1,664,730

	Outstanding Contracts
Call Options Purchased - 0.07%
Gold Resource Corp. / September 2013 / Strike $17.50 (a)(e)	500	6,250

TOTAL CALL OPTIONS PURCHASED (Cost $20,393)		6,250

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Outstanding Contracts	Fair Value
Put Options Purchased - 4.48% (a)(e)

iShares Russell 2000 Index / August 2013 / Strike $102.00	500	10,500
iShares Russell 2000 Index / September 2013 / Strike $94.00	2,000	94,000
iShares Russell 2000 Index / September 2013 / Strike $94.00	1,000	67,000
PowerShares QQQ Trust, Series 1 / August 2013 / Strike $74.00	2,000	58,000
PowerShares QQQ Trust, Series 1 / September 2013 / Strike $70.00	1,000	28,000
PowerShares QQQ Trust, Series 1 / September 2013 / Strike $70.00	1,000	34,500
SPDR S&P 500 ETF Trust / August 2013 / Strike $167.00	1,000	98,000

TOTAL PUT OPTIONS PURCHASED (Cost $1,753,885)		390,000

TOTAL INVESTMENTS - LONG (Cost $12,093,287) - 110.20%		$9,598,644

TOTAL INVESTMENTS - SHORT (Proceeds $3,592,871) - (44.00)%		(3,832,338)

Cash & other assets in excess of liabilities- 33.80%		2,944,107

TOTAL NET ASSETS - 100.00%		$8,710,413

(a)	Non-income producing.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	All or a portion of this security is held as collateral for written call options.
(d)	Variable rate security; the rate shown represents the 7 day yield at July 31, 2013.
(e)	Each option contract has a multiplier of 100 shares.
(f)	The security or a partial position of the security was on loan as of July 31, 2013. The total value of securities on loan as of July 31, 2013 was $491,486.
(g)	Purchased with cash collateral held from securities lending. This represents the value of collateral as of July 31, 2013.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Securities Sold Short

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - Short - (28.54)%

Finance Services - (6.77)%
American Express Co.	(8,000)	(590,160)

Banks - (10.14)%
Banco Bilbao Vizcaya Argentaria SA (a)	(25,000)	(236,250)
Banco Santander SA (a)	(45,329)	(331,808)
Deutsche Bank AG	(7,000)	(314,930)

		(882,988)

Chemicals - (5.63)%
Dow Chemical Co./The	(14,000)	(490,560)

Paint Stores - (6.00)%
Sherwin-Williams Co./The	(3,000)	(522,510)

TOTAL COMMON STOCKS - SHORT (Proceeds $2,351,186)		(2,486,218)

Exchanged-Traded Funds - Short - (15.46)%

Industrial Select Sector SPDR Fund	(17,000)	(767,720)
Market Vectors Semiconductor ETF	(15,000)	(578,400)

TOTAL EXCHANGE-TRADED FUNDS - SHORT (Proceeds $1,241,685)		(1,346,120)

TOTAL INVESTMENTS - SHORT - COMMON STOCKS & EXCHANGE TRADED FUNDS (Proceeds $3,592,871) - (44.00)%		$(3,832,338)

(a)	American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Short Futures Contracts

July 31, 2013

(Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures Contracts September 2013 (a)	(58)	(6,048,820)	$(496,020)

Total Short Futures Contracts			$(496,020)

(a)	Each Russell 2000 Mini Index Futures contract has a multiplier of 100 shares.

Tax related: At July 31, 2013, the net unrealized appreciation (depreciation) of investments, excludes Short Futures Contracts for tax purposes was as follows:

Unrealized appreciation	591,923
Unrealized depreciation	(3,770,214)

Net unrealized depreciation	$(3,178,291)

Aggregate cost of securities for income tax purposes	8,944,597

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments

July 31, 2013

(Unaudited)

Security Transactions and Related Income - The TEAM Asset Strategy Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Put Options - The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Purchasing Call Options - The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Futures Contracts - The Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker as of July 31, 2013, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

Security loans – Under the terms of the securities lending agreement with Huntington National Bank, the Fund may make loans of its portfolio securities (in an amount up to 33 1/3% of Fund assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100%

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). As of July 31, 2013, the Fund loaned commons stocks having a fair value of $491,486, and received $508,261 of cash collateral for the loan.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchanged traded funds, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

Fixed income securities that are valued using market quotations in an active market are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities are generally categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Funds invest are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Futures contracts that the Funds invest in are valued at the settlement price established each day by the board of trade or exchange on which they are traded and when the market is considered active will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013.

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,351,764	$—	$—	$5,351,764
Exchange-Traded Funds	2,185,900	—	—	2,185,900
Money Market Securities	1,664,730	—	—	1,664,730
Call Options Purchased	6,250	—	—	6,250
Put Options Purchased	390,000	—	—	390,000

Total	$9,598,644	$—	$—	$9,598,644

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Common Stocks*	$(2,486,218)	—	—	$(2,486,218)
Short Exchange-Traded Funds	(1,346,120)	—	—	(1,346,120)
Short Futures Contracts**	(496,020)	—	—	(496,020)

Total	$(4,328,358)	$—	$—	$(4,328,358)

*	Refer to the Schedule of Securities Sold Short for industry classifications.
**	Reflects net depreciation on short futures contracts.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2013 the Fund had no transfers between Levels at anytime during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

The Sound Mind Investing Funds

The Sound Mind Investing Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Mutual Funds - 100.04%

Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets - 98.86%

Ariel Appreciation Fund - Investor Class	193,087	$10,166,051
Aston/Fairpointe Mid Cap - Institutional Class	252,428	11,253,245
Baron Partners Fund - Institutional Class (a)	343,994	10,261,352
ClearBridge Aggressive Growth Fund - Institutional Class (a)	56,937	9,936,046
Dreyfus Opportunistic Small Cap Fund (a) (b)	320,557	11,594,558
Dreyfus Opportunistic Midcap Value Fund - Class A	261,458	10,330,201
Fidelity International Small Cap Fund	486,913	11,642,082
Fidelity Leveraged Company Stock Fund	378,796	14,939,714
Fidelity Mid-Cap Stock Value Fund (a)	515,389	11,462,242
Fidelity Small Cap Discovery Fund	536,189	15,624,548
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	535,968	20,452,551
Ivy Cundill Global Value Fund (a)	351,610	5,907,048
Janus Contrarian Fund - Class T	294,432	5,399,882
Legg Mason Capital Management Opportunity Trust - Class I (b)	1,288,302	19,942,918
Longleaf Partners International Fund	228,754	3,584,573
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (a)	348,655	10,090,086
Mairs & Power Growth Fund	169,398	17,237,964
Neuberger Berman Focus Fund - Institutional Class (b)	573,444	15,591,933
Oakmark International Fund - Institutional Class	583,144	14,368,660
PRIMECAP Odyssey Aggressive Growth Fund (a)	481,178	12,731,970
Skyline Special Equities Portfolio (a)	133,234	4,541,932
Thornburg Core Growth Fund - Institutional Class (a) (b)	496,827	12,102,694
Wasatch International Growth Fund (b)	519,141	14,032,385

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $228,762,681)		273,194,635

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets - 1.18% (c)

Allianz NFJ Dividend Value Fund - Institutional Class	200	2,984
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	5,789
American Century International Discovery Fund - Institutional Class	250	2,911
Artisan International Small Cap Fund - Investor Class	41,798	1,060,427
Artisan International Value Fund - Investor Class	150	5,319
Artisan Mid Cap Value Fund - Investor Class	200	5,184
Artisan Small Cap Fund - Investor Class (a)	150	3,819
Artisan Small Cap Value Fund - Investor Class	150	2,671
Aston TAMRO Small Cap Fund - Institutional Class (a)	100	2,330
BBH Core Select Fund - Class N	100	2,040
Berwyn Fund - Institutional Class	100	3,978
BlackRock International Opportunities Portfolio - Institutional Class	100	3,733
Bridgeway Small Cap Growth Fund - Class N (a)	205	3,407
Bridgeway Small Cap Value Fund - Class N	179	3,710
Buffalo Small Cap Fund (a)	150	5,385
Columbia Acorn International - Class Z	100	4,404
Columbia Acorn Select - Class Z	150	4,342
Columbia Small Cap Growth I Fund - Class Z (a)	100	3,417
Columbia Value and Restructuring Fund - Class Z	50	2,685
Delaware Select Growth Fund - Institutional Class (a)	100	4,869
Delaware Small Cap Value Fund - Institutional Class	100	5,088
Delaware SMID Cap Growth Fund - Institutional Class (a)	100	3,212
Delaware Value Fund - Institutional Class	144	2,166
DFA International Small Company Portfolio - Institutional Class	100	1,740
DFA U.S. Small Cap Value Portfolio - Institutional Class	100	3,307
Dodge & Cox Stock Fund	11,026	1,650,958
DWS Dreman Small Cap Value Fund - Institutional Class	85	3,836
Fairholme Fund (a)	100	3,780
Fidelity Mid-Cap Stock Fund	150	5,418
Fidelity Small Cap Stock Fund	150	2,985
Fidelity Small Cap Value Fund - Institutional Class	150	3,033
Franklin Small Cap Value Fund - Advisor Class	100	5,734

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Shares	Fair Value
Mutual Funds - 100.04% - continued

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets - 1.18% (c) - continued

Hartford International Opportunities Fund - Class Y	248	$4,181
Heartland Value Fund (a)	100	4,709
Hennessy Focus Fund - Investor Class (a)	100	6,013
Invesco Van Kampen American Value Fund - Institutional Class	100	3,873
Janus Overseas Fund - Class T	100	3,394
Janus Venture Fund - Class T (a)	100	6,676
JPMorgan Mid Cap Value Fund - Institutional Class	100	3,399
JPMorgan Small Cap Equity Fund - Class S	226	10,544
Longleaf Partners Fund	150	4,576
Longleaf Partners Small-Cap Fund	100	3,417
Morgan Stanley Institutional Fund, Inc. - International Small Cap Portfolio - Institutional Class (a)	37	456
Neuberger Berman Genesis Fund - Institutional Class	100	5,882
Oakmark International Small Cap Fund - Institutional Class	150	2,424
Oakmark Select Fund - Institutional Class	150	5,654
Oberweis Micro-Cap Fund (a)	175	2,842
Oppenheimer International Small Company Fund - Class Y	11,049	300,530
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	4,188
Perkins Mid Cap Value Fund - Class T	200	5,006
Principal SmallCap Growth Fund I - Institutional Class (a)	200	2,758
Royce Low-Priced Stock Fund - Investor Class	150	2,190
Royce Opportunity Fund - Investor Class (A)	151	2,288
Royce Premier Fund - Investor Class	300	6,594
Royce Special Equity Fund - Institutional Class	150	3,718
Royce Special Equity Fund - Investor Class	100	2,490
Royce Value Fund - Institutional Class	100	1,305
T. Rowe Price International Discovery Fund - Retail Class	150	7,610
T. Rowe Price New Horizons Fund - Retail Class (a)	100	4,274
T. Rowe Price Small-Cap Value Fund - Retail Class	100	4,634
TIAA-CREF International Equity Fund - Institutional Class	100	1,047
Tweedy, Browne Global Value Fund	150	3,894
Vanguard Strategic Equity Fund - Investor Class	100	2,683
Wasatch Emerging Markets Small Cap Fund	1,000	2,690

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $2,835,766) (c)		3,250,600

TOTAL MUTUAL FUNDS (Cost $231,598,447)		276,445,235

Money Market Securities - 0.26%

Fidelity Institutional Money Market Portfolio - Class I, 0.11% (d)	704,904	704,904

TOTAL MONEY MARKET SECURITIES (Cost $704,904)		704,904

TOTAL INVESTMENTS (Cost $232,303,351) - 100.30%		$277,150,139

Liabilities in excess of other assets - (0.30)%		(817,245)

TOTAL NET ASSETS - 100.00%		$276,332,894

(a)	Non-income producing.
(b)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(c)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(d)	Variable rate security; the money market rate shown represents the 7 day yield at July 31, 2013.

Tax Related - As of July 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$44,849,346
Unrealized depreciation	(4,086)

Unrealized appreciation (depreciation)	$44,845,260

Aggregate cost of securities for income tax purposes	$232,304,879

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Balanced Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - 8.91%

Communication - 0.18%
Verizon Communications, Inc. 0.474%, 03/06/2015 (a) (b)	$55,000	$54,953

Consumer, Cyclical - 0.30%
Daimler Finance North America LLC, 1.250%, 01/11/2016 (a)	90,000	89,833

Financials - 8.12%
Ally Financial, Inc., 3.125%, 01/15/2016	25,000	25,077
Ally Financial, Inc., 5.500%, 02/15/2017	55,000	58,380
Ally Financial, Inc., 7.500%, 09/15/2020	65,000	75,725
American International Group, 5.050%, 10/01/2015	70,000	75,929
American International Group, 4.875%, 09/15/2016	65,000	71,662
American International Group, 3.800%, 03/22/2017	70,000	74,298
American International Group, 6.400%, 12/15/2020	50,000	59,092
Bank of America Corp., 4.500%, 04/01/2015	200,000	210,264
Bank of America Corp., 1.500%, 10/09/2015	160,000	160,431
Citigroup, Inc. 5.500%, 10/15/2014	60,000	63,150
Ford Motor Credit Co. LLC, 3.875%, 01/15/2015	100,000	103,215
Ford Motor Credit Co. LLC, 3.984%, 06/15/2016 (a)	65,000	68,307
Ford Motor Credit Co. LLC, 4.250%, 02/03/2017	90,000	95,096
Ford Motor Credit Co. LLC, 5.000%, 05/15/2018	140,000	152,128
General Electric Cap Corp., 1.625%, 07/02/2015	80,000	81,165
General Electric Cap Corp., 1.000%, 12/11/2015	90,000	90,013
General Electric Cap Corp., 1.000%, 01/08/2016	90,000	89,891
Goldman Sachs Group, Inc., 3.700%, 08/01/2015	45,000	47,001
Goldman Sachs Group, Inc., 1.600%, 11/23/2015	85,000	85,606
Goldman Sachs Group, Inc., 1.465%, 04/30/2018 (b)	85,000	85,099
Hartford Financial Services Group, 5.500%, 10/15/2016	60,000	66,879
Hartford Financial Services Group, 5.375%, 03/15/2017	65,000	71,919
JPMorgan Chase & Co., 0.882%, 02/26/2016 (b)	75,000	75,086
JPMorgan Chase & Co., 1.166%, 01/25/2018 (b)	50,000	50,146
JPMorgan Chase & Co., 3.250%, 09/23/2022	55,000	52,443
Liberty Mutual Group, 6.700%, 08/15/2016 (a)	25,000	28,458
Metropolitan Life Global Funding I, 1.700%, 06/29/2015(a)	55,000	55,886
Morgan Stanley, 4.200%, 11/20/2014	105,000	108,798
Morgan Stanley, 1.512%, 02/25/2016 (b)	40,000	40,247
Wells Fargo & Co., 0.895%, 04/23/2018 (b)	115,000	115,136

		2,436,527

Utilities - 0.31%
Entergy Arkansas, Inc., 5.000%, 07/01/2018	35,000	34,956
Entergy Texas, Inc., 3.600%, 06/01/2015	55,000	57,490

		92,446

TOTAL CORPORATE BONDS (Cost $2,634,376)		2,673,759

Foreign Bonds Denominated in US Dollars - 0.78%

Energy - Mexico - 0.09%
Petroleos Mexicanos, 3.500%, 07/18/2018 (a)	25,000	25,500

Energy - Netherlands - 0.11%
Petrobras Global Finance BV, 2.408%, 01/15/2019 (b)	35,000	34,475

Financials - Netherlands - 0.58%
ING Bank NV, 3.750%, 03/07/2017 (a)	165,000	173,274

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $199,518)		233,249

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Balanced Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Obligations - 10.10%

U.S. Treasury Note, 0.100%, 12/31/2014	$1,100,000	$1,099,124
U.S. Treasury Note, 0.300%, 02/15/2015	570,000	570,223
U.S. Treasury Bond, 1.800%, 02/15/2023	725,000	672,494
U.S. Treasury Bond, 3.100%, 02/15/2043	580,000	526,803
U.S. Treasury Bond, 2.900%, 05/15/2043	190,000	163,548

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,064,686)		3,032,192

Asset-Backed Securities - 11.97%

American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 01/31/2021	25,690	27,039
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/2025 (a)	45,000	42,975
Banc of America Commerical Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 07/10/2044 (b)	65,000	72,396
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR2, Class A4, 5.186%, 05/11/2039 (b)	4,776	4,774
Burlington Northern and Santa Fe Railway Co 2001-2 Pass Through Trust, 6.462%, 01/15/2021	24,619	28,462
Burlington Northern and Santa Fe Railway Co 2004-1 Pass Through Trust, 4.575%, 01/15/2021	53,312	56,477
Burlington Northern and Santa Fe Railway Co 2005-4 Pass Through Trust, 4.967%, 04/01/2023	18,718	20,545
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4, 5.607%, 04/15/2040 (b)	33,475	34,169
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.685%, 09/10/2045	42,661	42,486
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.666%, 11/15/2045	30,633	30,411
Commercial Mortgage Trust 2004-GG1, Class A7, 5.317%, 06/10/2036 (b)	25,339	25,763
Commercial Mortgage Trust 2007-GG9, Class A7, 5.444%, 03/10/2039	30,000	33,384
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A2, 0.4041%, 10/25/2036 (b)	23,098	21,761
Credit Suisse First Boston Mortgage Securities, Series 2005-10, Class 7A1, 5.000%, 09/25/2015	1,390	1,396
Credit Suisse Mortgage Capital Certificate, Series 2009-12R, Class 41A1, 5.250%, 03/27/2037 (a)(b)	18,984	19,222
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/2045 (a)	137,880	138,112
Delta Air Lines 2007-1 Class A Pass Through Trust, Series 071A, 6.821%, 08/10/2022	72,248	80,917
Delta Air Lines 2012-1 Class A Pass Through Trust, Series 071A, 4.750%, 05/07/2020	28,929	30,954
Fannie Mae Aces, Series 2012-M6, Class AFL, 0.684%, 06/25/2022 (b)	74,226	75,214
Fannie Mae Aces, Series 2013-M2, Class ASQ2, 0.595%, 08/25/2015	127,636	127,232
Fannie Mae Convertible 30 Year Aggregate, 3.500%	235,000	236,983
Fannie Mae REMICS, Series 2004-67, Class VC, 4.500%, 02/25/2025	45,628	46,366
Fannie Mae REMICS, Series 2010-46, Class A, 4.000%, 05/25/2024	1,734	1,740
Fannie Mae, Pool # 464398, 5.970%, 01/01/2040	19,266	21,916
Fannie Mae, Pool # 464400, 5.970%, 01/01/2040	14,449	16,437
Fannie Mae, Pool # 465468, 3.330%, 07/01/2020	81,923	88,519
Fannie Mae, Pool # 466284, 3.330%, 10/01/2020	95,894	99,218
Fannie Mae, Pool # 466319, 3.230%, 11/01/2020	105,139	108,103
Fannie Mae, Pool # 466890, 5.100%, 12/01/2040	24,226	26,351
Fannie Mae, Pool # 468338, 0.614%, 06/01/2018 (b)	119,887	120,279
Fannie Mae, Pool # 468625, 0.585%, 07/01/2018 (b)	50,000	50,273
Fannie Mae, Pool # 468910, 0.595%, 08/01/2018 (b)	217	217
Fannie Mae, Pool # AA4328, 4.000%, 04/01/2024	46,594	49,519
Fannie Mae, Pool # AB2822, 2.500%, 03/01/2026	32,514	32,580
Freddie Mac REMICS, Series 3609, Class LA, 4.000%, 12/15/2024	72,366	76,440
Freddie Mac REMICS, Series 3873, Class DG, 3.000%, 07/15/2027	18,725	19,084
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, 5.189%, 07/10/2039 (b)	17,641	18,191
Ginnie Mae I Pool, 2.140%, 08/15/2023	77,607	77,140
Ginnie Mae I Pool, 2.730%, 06/15/2032	93,895	93,176

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Balanced Fund

Schedule of Investments - continued

(Unaudited)

	Principal Amount	Fair Value
Asset-Backed Securities - 11.97% - continued

Ginnie Mae II Pool, 3.500%, 11/20/2042	$168,894	$163,180
Green Tree Financial Corp., Series 1996-2, Class M1, 7.600%, 04/15/2026 (b)	40,836	36,308
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A1, 0.662%, 11/10/2045	47,197	46,931
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.995%, 08/10/2045(b)	100,000	111,756
Hertz Vehicle Financing, LLC, Series 2011-1A, Class A1, 2.200%, 03/25/2016 (a)	110,000	111,940
Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 08/25/2017(a)	90,000	89,262
Home Equity Loan Trust, Series 2003-HS3, Class A2A, 0.464%, 08/25/2033 (b)	12,193	11,015
Home Equity Mortgage Trust, Series 2006-1, Class A2, 5.300%, 05/25/2036 (b)	32,179	27,816
Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/2015	6,489	6,496
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2004-C1, Class A3, 4.719%, 01/15/2038	85,859	86,664
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2012-C8, Class A1, 0.705%, 10/15/2045	57,168	56,720
Mid-State Trust, Series 11, Class A1, 4.864%, 07/15/2038	16,779	17,946
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.664%, 11/15/2045	39,406	39,237
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.027%, 11/01/2019	47,843	51,910
Structured Asset Securities Corp., 2005-S6, Class A2, 0.764%, 11/25/2035 (b)	3,476	3,410
Structured Asset Securities Corp., 2005-S7, Class A2, 0.484%, 12/25/2035 (a) (b)	23,546	22,457
Structured Asset Securities Corp., 2006-S2, Class A2, 5.500%, 06/25/2036 (b)	65,064	38,502
UAL 2007 Pass Through Trust, Series 071A, 6.636%, 07/02/2022	75,202	78,962
UBS-Barclays Commercial Pass Through Trust, Series 2012-C3, Class A1, 0.726%, 08/10/2049	60,268	59,883
Union Pacific Railroad Co. 2003 Pass Through Trust, Series 03-1, 4.698%, 01/02/2024	10,773	11,585
Union Pacific Railroad Co. 2004 Pass Through Trust, Series 04-1, 5.404%, 07/02/2025	58,377	64,977
Union Pacific Railroad Co. 2005 Pass Through Trust, Series 05-1, 5.082%, 01/02/2029	46,388	51,174
Union Pacific Railroad Co. 2006 Pass Through Trust, Series 06-1, 5.866%, 07/02/2030	27,995	32,372
US Airways 2010-1A Pass Through Trust, Series A, 6.250%, 04/22/2023	47,899	51,132
US Airways 2011-1A Pass Through Trust, Series A, 7.125%, 10/22/2023	31,871	35,616
US Airways 2012-1A Pass Through Trust, Series A, 5.900%, 10/01/2024	54,901	58,469
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.687%, 10/15/2045	78,252	77,722
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A1, 0.734%, 07/15/2017	53,401	53,054

TOTAL ASSET-BACKED SECURITIES (Cost $3,533,483)		3,592,717

	Shares
Mutual Funds - 64.66%
Ariel Appreciation Fund - Investor Class	19,053	1,003,142
Baron Partners Fund - Institutional Class (c)	6,901	205,849
Bridgeway Small Cap Value Fund	44,364	918,327
Dreyfus Opportunistic Midcap Value Fund - Institutional Class	17,975	710,191
Dreyfus Opportunistic Small Cap Fund (c)	26,966	975,371
Fidelity International Small Cap Fund	37,592	898,826
Fidelity Leveraged Company Stock Fund	33,980	1,340,164
Fidelity Small Cap Discovery Fund	26,561	773,977
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	45,362	1,731,021
Ivy Cundill Global Value Fund - Class Y (c)	41,602	698,919
Janus Contrarian Fund - Class T	52,775	967,888
Kinetics Paradigm Fund	16,329	489,385
Kinetics Small Cap Opportunities Fund - Institutional Class (c)	34,621	1,179,190

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Balanced Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Shares	Fair Value
Mutual Funds - 64.66% - continued

Legg Mason Capital Management Opportunity Trust - Class I	127,498	$1,973,670
Longleaf Partners Small-Cap Fund	88	3,025
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (c)	23,230	672,289
Mairs & Power Growth Fund	11,507	1,170,997
Morgan Stanley Focus Growth Fund - Institutional Class	100	4,767
Neuberger Berman Focus Fund - Institutional Class	52,529	1,428,246
Oakmark International Fund - Institutional Class	49,598	1,222,102
Thornburg Core Growth Fund - Institutional Class (c)	6,653	162,065
Wasatch Emerging Markets Small Cap Fund	700	1,883
Wasatch International Growth Fund	32,134	868,575

TOTAL MUTUAL FUNDS (Cost $16,189,882)		19,399,869

Money Market Securities - 6.17%

Fidelity Institutional Money Market Portfolio - Class I, 0.11% (d)	1,851,198	1,851,198

TOTAL MONEY MARKET SECURITIES (Cost $1,851,198)		1,851,198

TOTAL INVESTMENTS (Cost $27,473,143) - 102.59%		$30,782,984

Liabilities in excess of cash and other assets - (2.59)%		(778,403)

TOTAL NET ASSETS - 100.00%		$30,004,581

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at July 31, 2013.
(c)	Non-income producing.
(d)	Variable rate security; the money market rate shown represents the 7 day yield at July 31, 2013.

Tax Related - As of July 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$3,365,166
Unrealized depreciation	(67,559)

Unrealized appreciation (depreciation)	$3,297,607

Aggregate cost of securities for income tax purposes	$27,485,377

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The SMI Dynamic Allocation Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds - 95.05%

iShares Dow Jones US Financials ETF	16,710	$1,252,916
iShares Dow Jones US Healthcare Sector ETF	11,635	1,253,206
iShares MSCI EAFE ETF	265,560	16,031,857
iShares MSCI France ETF	22,870	582,270
iShares MSCI Germany ETF	22,160	583,030
iShares MSCI Japan ETF	49,180	551,800
iShares MSCI Netherlands ETF	25,500	583,695
iShares MSCI Spain Capped ETF	18,900	591,192
iShares MSCI Switzerland Capped ETF (a)	19,520	582,672
SPDR S&P 500 ETF Trust	86,685	14,620,292
Vanguard REIT ETF	280,100	19,422,134

TOTAL EXCHANGE-TRADED FUNDS (Cost $55,261,970)		56,055,064

Mutual Funds - 4.18%

Biotechnology UltraSector ProFund - Investor Class (a)	13,939	2,465,603

TOTAL MUTUAL FUNDS (Cost $1,848,540)		2,465,603

Money Market Securities - 1.22%

Fidelity Institutional Money Market Portfolio - Class I, 0.11% (b)	719,238	719,238

TOTAL MONEY MARKET SECURITIES (Cost $719.238)		719,238

TOTAL INVESTMENTS (Cost $57,829,748) - 100.45%		$59,239,905

Liabilities in excess of other assets - (0.45)%		(265,152)

TOTAL NET ASSETS - 100.00%		$58,974,753

(a)	Non-income producing.
(b)	Variable rate security; the money market rate shown represents the 7 day yield at July 31, 2013.

Tax Related - As of July 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$1,973,428
Unrealized depreciation	(563,271)

Unrealized appreciation (depreciation)	$1,410,157

Aggregate cost of securities for income tax purposes	$57,829,748

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

July 31, 2013

(Unaudited)

Security Transactions and Related Income – The Sound Mind Investing Fund (“SMI Fund”), Sound Mind Investing Balanced Fund (“Balanced Fund”) and Sound Mind Dynamic Allocation Fund (each a “Fund” and collectively, the “Funds”), follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America, GAAP, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when SMI Advisory Services, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the SMI Fund’s investments as of July 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds - greater than 1% of net assets	$273,194,635	$—	$—	$273,194,635
Mutual Funds - less than 1% of net assets	3,250,600	—	—	3,250,600
Money Market Securities	704,904	—	—	704,904

Total	$277,150,139	$—	$—	$277,150,139

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Balanced Fund’s investments as of July 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$2,673,759	$—	$2,673,759
Foreign Bonds Denominated in U.S. Dollars	—	233,249	—	233,249
U.S. Treasury Obligations	—	3,032,192	—	3,032,192
Asset-Backed Securities	—	3,592,717	—	3,592,717
Mutual Funds	19,399,869	—	—	19,399,869
Money Market Securities	1,851,198	—	—	1,851,198

Total	$21,251,067	$9,531,917	$—	$30,782,984

The Sound Mind Investing Balanced Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Sound Mind Dynamic Allocation Fund’s investments as of July 31, 2013:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$56,055,064	$—	$—	$56,055,064
Mutual Funds	2,465,603	—	—	2,465,603
Money Market Securities	719,238	—	—	719,238

Total	$59,239,905	$—	$—	$59,239,905

The Sound Mind Dynamic Allocation Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At July 31, 2013, the SMI Balanced Fund held restricted securities representing 3.07% of net assets, as listed as follows:

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/2025	3/6/2013	$45,000	$45,000	$42,975
Credit Suisse Mortgage Capital Certificate, Series 2009-12R, Class 41A1, 5.250%, 03/27/2037	6/13/2011	18,984	19,989	19,222
Daimler Finance North America LLC, 1.250%, 01/11/2016	1/9/2013	90,000	89,909	89,833
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/2045	(a)	137,880	138,122	138,112
Ford Motor Credit Co. LLC, 3.984%, 06/15/2016	(b)	65,000	65,057	68,307
Hertz Vehicle Financing, LLC, Series 2011-1A, Class A1, 2.200%, 03/25/2016	(c)	110,000	110,495	111,940
Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.200%, 08/25/2017	1/18/2013	90,000	89,994	89,262
ING Bank NV, 3.750%, 03/07/2017	(d)	165,000	164,518	173,274
Liberty Mutual Group, 6.700%, 08/15/2016	1/19/2012	25,000	26,615	28,458
Metropolitan Life Global Funding I, 1.700%, 06/29/2015	3/25/2013	55,000	56,042	55,886
Petroleos Mexicanos, 3.500%, 07/18/2018	7/15/2013	25,000	24,886	25,500
Structured Asset Securities Corp., 2005-S7, Class A2, 0.484%, 12/25/2035	(e)	23,546	16,756	22,457
Verizon Communications, Inc. 0.474%, 03/06/2015	3/5/2013	55,000	55,000	54,953

				$920,179

(a)	Purchased on various dates beginning 09/21/2012.
(b)	Purchased on various dates beginning 06/17/2011.
(c)	Purchased on various dates beginning 06/13/2011.
(d)	Purchased on various dates beginning 03/01/2012.
(e)	Purchased on various dates beginning 06/22/2011.

Dreman Contrarian Small Cap Value Fund

Schedule of Investments (Unaudited)

July 31, 2013

Shares		Value
Common Stocks — 95.2%
Consumer Discretionary — 7.8%
21,190	Aaron’s, Inc.	$607,305
58,640	American Axle & Manufacturing Holdings, Inc. *	1,140,548
1,597	America’s Car-Mart, Inc. *	69,118
21,900	Brinker International, Inc.	879,285
6,410	CEC Entertainment, Inc.	266,592
14,783	Helen of Troy Ltd. *	627,982
12,807	Hillenbrand, Inc.	317,486
8,774	John Wiley & Sons, Inc., Class A	395,971
54,718	Jones Group, Inc./The	898,470
6,290	Matthews International Corp., Class A	243,297
17,354	Meredith Corp.	824,662

		6,270,716

Energy — 5.4%
17,065	Atwood Oceanics, Inc. *	961,442
12,781	Berry Petroleum Co.	518,270
15,999	Energen Corp.	958,180
16,490	Ship Finance International Ltd.	265,324
30,455	Superior Energy Services, Inc. *	780,257
19,500	Unit Corp. *	879,060

		4,362,533

Financials — 28.3%
8,621	Allied World Assurance Co. Holdings AG	815,978
19,090	Aspen Insurance Holdings Ltd.	715,684
72,630	Associated Banc-Corp.	1,230,352
48,110	BancorpSouth, Inc.	945,361
9,109	Chemical Financial Corp.	271,995
6,335	City National Corp.	440,473
26,930	East West Bancorp, Inc.	830,252
14,470	Endurance Specialty Holdings Ltd.	761,556
13,473	Federated Investors, Inc., Class B	391,121
74,920	First Horizon National Corp.	923,764
21,020	First Midwest Bancorp, Inc.	320,975
81,889	First Niagara Financial Group, Inc.	875,393
48,299	FirstMerit Corp.	1,082,864
87,700	Fulton Financial Corp.	1,104,143
7,513	Glacier Bancorp, Inc.	182,866
27,075	Hancock Holding Co.	886,977
19,515	Hanover Insurance Group, Inc.	1,050,492
5,395	Independent Bank Corp.	200,910
23,230	Interactive Brokers Group, Inc., Class A	376,326
9,834	International Bancshares Corp.	238,081
63,650	Janus Capital Group, Inc.	596,401
32,362	KKR Financial Holdings LLC (a)	342,066
5,885	Lakeland Financial Corp.	185,672
14,195	Montpelier Re Holdings Ltd.	383,407
8,955	NBT Bancorp, Inc.	202,114
6,567	Nelnet, Inc., Class A	255,325
8,642	Platinum Underwriters Holdings Ltd.	502,014
27,595	Prospect Capital Corp.	302,165
12,323	Prosperity Bancshares, Inc.	727,303
21,628	Protective Life Corp.	937,141
24,210	Symetra Financial Corp.	435,296
26,817	TCF Financial Corp.	408,691
20,330	Umpqua Holdings Corp.	342,357
17,189	Waddell & Reed Financial, Inc., Class A	877,670
56,610	Washington Federal, Inc.	1,231,267
18,100	Webster Financial Corp.	493,044
5,220	WesBanco, Inc.	153,729
18,916	Wintrust Financial Corp.	773,854

		22,795,079

Health Care — 6.1%
178	Almost Family, Inc.	3,405
20,152	Charles River Laboratories International, Inc. *	917,722
12,660	Gentiva Health Services, Inc. *	135,968
19,035	Hill-Rom Holdings, Inc.	705,627
11,210	Integra LifeSciences Holdings Corp. *	441,562
25,700	Kindred Healthcare, Inc. *	394,752
19,070	LifePoint Hospitals, Inc. *	937,481
22,797	Owens & Minor, Inc.	819,780
16,660	PharMerica Corp. *	243,902
28,550	Select Medical Holdings Corp.	256,094

		4,856,293

Industrials — 19.4%
15,441	AAR Corp.	374,290
19,490	ABM Industries, Inc.	504,791
56,574	Aircastle Ltd.	994,571
11,700	Alliant Techsystems, Inc.	1,089,270
13,377	Barnes Group, Inc.	441,441
12,619	Brady Corp., Class A	419,834
15,387	Briggs & Stratton Corp.	311,587
28,510	Brink’s Co./The	762,072
11,620	Carlisle Cos., Inc.	787,139
13,020	CBIZ, Inc. *	94,525
13,082	Crane Co.	796,694
23,512	Curtiss-Wright Corp.	955,528
10,750	EMCOR Group, Inc.	443,760
19,770	EnerSys	1,046,228
10,092	Esterline Technologies Corp. *	821,892
24,564	General Cable Corp.	774,257
3,133	Hyster-Yale Materials Handling, Inc., Class A	203,676
26,420	ITT Corp.	825,361
3,350	LB Foster Co., Class A	155,708
5,788	Navigant Consulting, Inc. *	77,675
15,730	Ryder System, Inc.	972,743
6,460	SPX Corp.	493,609
27,049	Trinity Industries, Inc.	1,064,919
31,770	Tutor Perini Corp. *	628,411
12,550	URS Corp.	583,575

		15,623,556

Information Technology — 10.9%
46,268	ARRIS Group, Inc. *	695,871
140,209	Brocade Communications Systems, Inc. *	933,792
30,010	Celestica, Inc. *	317,506
7,900	CSG Systems International, Inc.	187,072
11,175	DST Systems, Inc.	782,585
11,449	EPIQ Systems, Inc.	148,951
42,035	Ingram Micro, Inc., Class A *	959,659
12,247	Itron, Inc. *	528,091
34,289	Kulicke & Soffa Industries, Inc. *	400,153
11,430	ManTech International Corp., Class A	337,642
32,500	Mentor Graphics Corp.	667,225
41,005	Microsemi Corp. *	1,011,183
19,890	Plantronics, Inc.	924,686
32,867	Sanmina Corp. *	540,991
5,478	Sykes Enterprises, Inc. *	96,194
3,507	TESSO Technologies, Inc.	112,364
16,821	TTM Technologies, Inc. *	155,426

		8,799,391

Materials — 6.6%
8,145	A. Schulman, Inc.	218,286
9,235	AMCOL International Corp.	323,964
19,659	Cabot Corp.	806,412
29,746	Coeur d’Alene Mines Corp. *	398,894
37,482	Huntsman Corp.	675,426
5,037	Koppers Holdings, Inc.	194,680

See accompanying notes which are an integral part of these schedule of investments.

35,150	Olin Corp.	857,660
37,022	Pan American Silver Corp.	472,401
47,814	Steel Dynamics, Inc.	743,986
17,556	Worthington Industries, Inc.	627,978

		5,319,687

Real Estate Investment Trusts — 7.6%
25,840	Ashford Hospitality Trust, Inc.	301,553
24,264	Associated Estates Realty Corp.	370,754
68,355	Brandywine Realty Trust	952,869
46,595	CapLease, Inc.	395,126
35,605	CBL & Associates Properties, Inc.	810,726
31,934	Hospitality Properties Trust	909,800
32,815	Mack-Cali Realty Corp.	789,529
27,770	Omega Healthcare Investors, Inc.	883,919
33,175	Pennsylvania Real Estate Investment Trust	686,723

		6,100,999

Utilities — 3.1%
17,460	IDACORP, Inc.	921,364
28,316	Portland General Electric Co.	897,617
37,060	TECO Energy, Inc.	654,850

		2,473,831

Total Common Stocks (Cost $57,058,881)		76,602,085

Exchange-Traded Funds — 1.5%

11,627	iShares Russell 2000 Index Fund	1,205,371

Total Exchange-Traded Funds (Cost $989,762)		1,205,371

Money Market Securities — 3.2%

2,600,261	Huntington Money Market Fund, Trust Shares, 0.010% (b)	2,600,261

Total Money Market Securities (Cost $2,600,261)		2,600,261

Total Investments (Cost $60,648,904) — 99.9%		80,407,717

Other Assets in Excess of Liabilities — 0.1%		107,873

Net Assets — 100.0%		$80,515,590

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of July 31, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Small Cap Value Fund

Notes to the Schedule of Investments

July 31, 2013

(Unaudited)

Security Transactions and Related Income – The Dreman Contrarian Small Cap Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dreman Value Management LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Dreman Contrarian Small Cap Value Fund

Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$76,602,085	$—	$—	$76,602,085
Exchange-Traded Funds	1,205,371	—	—	1,205,371
Money Market Securities	2,600,261	—	—	2,600,261

Total	80,407,717	—	—	80,407,717

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of July 31, 2013.

Dreman Contrarian Small Cap Value Fund

Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

At July 31, 2013, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Tax Cost of Securities	$61,260,399

Gross Unrealized Appreciation	$20,630,819
Gross Unrealized (Depreciation)	(1,483,501)

Net Unrealized Appreciation on Investments	$19,147,318

At July 31, 2013, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of September 27, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	09/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	09/27/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer and Principal Financial Officer

Date	09/27/2013